Other income and expenses, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income And Expenses Net
ICMS tax incentives (i)	$ 32,338	$ 56,697	$ 71,949
Changes in fair value of offtake agreement - note 16 (e)	2,268	24,267
Pre-operating expenses related to Aripuanã (ii)		(45,800)	(8,753)
Impairment of other assets (iii)		(9,302)
Changes in fair value of derivative financial instruments – note 16 (c)	(1,385)	1,363	7,486
Changes in asset retirement and environmental obligations - note 27 (ii)	(3,165)	(1,512)	(6,664)
Loss on sale of property, plant and equipment	(3,734)	(698)	(4,891)
Slow moving and obsolete inventory	(4,372)	(11,511)	(985)
Dams obligations - note 27	(6,960)
Contribution to communities	13,134	17,233	7,070
Provision for legal claims	(13,892)	(7,664)	(13,173)
Energy forward contracts – Changes in fair value – Note 16 (d)	(15,663)
Tax voluntary disclosure – VAT discussions (iv)	(86,906)
Others	4,021	8,719	(5,951)
Total other income and expenses, net	$ (110,584)	$ (2,674)	$ 31,948